Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Leuthold Core ETF
Shareholder Report [Line Items]
Fund Name	Leuthold Core ETF
Class Name	Leuthold Core ETF
Trading Symbol	LCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Core ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
Additional Information Phone Number	866-306-8117
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leuthold Core ETF	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash. Exposure is adjusted based on a quantitative analysis of stock market health. Third-party ETFs, rather than individual securities, are employed to achieve the desired investment allocations.
During the last twelve months ending September 30, 2025, Leuthold Core ETF had an average net equity exposure of 55%. The low point was 47% between March and April, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long-stock average allocation = 57.20% • Fixed income average allocation = 26.75%
• Equity hedge average = 4.87% • Cash equivalents average = 11.17%
• Net equity average exposure = 52.33%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed the S&P 500 Index and performed nearly in line with the blended benchmark (50% S&P 500/50% Bloomberg Global Aggregate bond index).
• Outside of a short-lived but deep correction between March and April, the S&P 500 posted an impressive +17.60% total return, largely fueled by a handful of mega-cap tech titans, which now account for almost 40% of the index weight. Two portfolio dynamics caused most of Core ETF’s lagging performance. The biggest headwind by far was a much smaller allocation to equities. Secondary deficiencies were an underweight to Info Tech stocks, and the equity hedge, which was employed to minimize risk and volatility.
• Compared to the 50/50 benchmark, in addition to the loss from the equity hedge position, the Fund’s slight underperformance was due to holding half as much fixed income, leaning toward value oriented equity segments, and more equal weightings across portfolio exposures.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
Since early April, the S&P 500’s sharp upswing has driven many valuation standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• Overweight positions in ETFs with broad exposure to Financials, Materials, and Communication Services outpaced the S&P 500’s related allocations. Info Tech holdings were as beneficial as the former three sectors, but the Fund’s lighter weight was only half as additive as the index’s IT gain.
• An ETF exclusively invested in gold mining stocks was the best industry allocation.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction. Remarkably, as the stock market surged between April and the fiscal year-end, this defensive allocation detracted only minimally.
• ETFs focused on homebuilders and home construction stocks were the most notable detractors over the last twelve months; a loss from a basket of health care providers was also a drag.

• Fixed-income positions were generally additive across the board, but given their small size, they had little effect on return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/03/2020)
Leuthold Core ETF NAV	9.25	8.43	8.48
S&P 500 TR	17.60	16.47	15.25
Bloomberg Global Aggregate	2.40	-1.56	-0.46
50% S&P 500 / 50% Bloomberg Global Aggregate	9.98	7.31	7.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 71,191,500
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 254,370
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$71,191,500
Number of Holdings	27
Net Advisory Fee	$254,370
Portfolio Turnover	85%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Exchange Traded Funds	91.2%
Cash & Other	8.8%

Industry	(%)
Cash & Other	100.0%

Top Sectors	(%)
Cash & Other	100.0%
[1]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Institutional
Shareholder Report [Line Items]
Fund Name	Leuthold Core Investment Fund
Class Name	Institutional
Trading Symbol	LCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$133	1.26%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash. Exposure is adjusted based on a quantitative analysis of stock market health.
During the last twelve months ending September 30, 2025, Leuthold Core Investment Fund had an average net equity exposure of 55%. The low point was 47% between March and April, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long-stock average allocation = 67.95% • Equity hedge average = 13.37%
• Net equity average exposure = 54.58% • Fixed income average allocation = 14.77%
• Cash equivalents average = 3.91%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed the S&P 500 Index and performed a touch better than the blended benchmark (50% S&P 500/50% Bloomberg Global Aggregate bond index).
• Outside of a short-lived but deep correction between March and April, the S&P 500 posted an impressive +17.60% total return, largely fueled by a handful of mega-cap tech titans, which now account for almost 40% of the index weight. Compared with the S&P 500, the Core Fund faced several headwinds, but its substantially smaller equity allocation was the primary driver of underperformance: Even though the Fund’s stocks matched performance of the S&P 500, only about one-half of that gain passes through to overall return, because the allocation is only 55% of Fund assets. Other unfavorable dynamics were an underweight in the Info Tech equity sector, and the equity hedge, which was employed to minimize risk and volatility.
• Even with much fewer fixed-income assets and a loss in the equity hedge position, the Fund outperformed the 50/50 benchmark. This was entirely due to the Fund’s stock performance, which rivaled the S&P 500’s gain. The playing field is much more level with this benchmark, as the return from equities accounts for only 50% of total return, in line with the Core Fund.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
Since early April, the S&P 500’s sharp upswing has driven many valuations standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• Heavier allocations to stocks from Financials, Materials, and Communication Services sectors outpaced the S&P 500’s related positions. Info Tech exposure was as beneficial as the former three, but due to the Fund’s big underweight, it was only half as additive as the index’s IT gain.
• The top-performing equity groups were Gold, Electronic Manufacturing Services, and Diversified Banks. All three were sizeable allocations in contrast to the S&P 500, which had little to no exposure, making their supersized gains particularly advantageous for the Core Fund.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction. Remarkably, as the stock market surged between April and fiscal year-end, this defensive allocation was not a hefty drag on return.
• Consumer Discretionary and Industrials allocations were net detractors. The prominent losers were stocks associated with concentrations in Homebuilders, Passenger Airlines, and Apparel Retail.
• Fixed-income positions were generally additive across the board, but given their small weight, they had little effect on return. With 20/20 hindsight, the Fund may have benefited from a heavier allocation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	10.96	9.54	7.48
S&P 500 TR	17.60	16.47	15.30
Bloomberg Global Aggregate	2.40	-1.56	1.15
50% S&P 500 / 50% Bloomberg Global Aggregate	9.98	7.31	8.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 566,765,251
Holdings Count | $ / shares	224
Advisory Fees Paid, Amount	$ 4,806,807
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$566,765,251
Number of Holdings	224
Net Advisory Fee	$4,806,807
Portfolio Turnover	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	62.7%
Exchange Traded Funds	4.2%
U.S. Treasury Bills	2.6%
Foreign Government Debt Obligations	2.0%
U.S. Treasury Securities	1.8%
Real Estate Investment Trusts	0.0%
Cash & Other	26.7%

Industry	(%)
Software	6.2%
Health Care Providers & Services	6.0%
Metals & Mining	5.4%
Banks	5.0%
Electronic Equipment, Instruments & Components	4.9%
Interactive Media & Services	4.8%
Diversified Consumer Services	3.7%
Household Durables	3.4%
Capital Markets	3.2%
Cash & Other	57.4%

Top Sectors	(%)
Information Technology	14.5%
Financials	11.9%
Consumer Discretionary	11.9%
Communication Services	9.4%
Health Care	8.2%
Materials	4.6%
Industrials	3.3%
Foreign Government	2.0%
U.S. Government	1.8%
Cash & Other	32.4%
[2]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Core Investment Fund
Class Name	Retail
Trading Symbol	LCORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash. Exposure is adjusted based on a quantitative analysis of stock market health.
During the last twelve months ending September 30, 2025, Leuthold Core Investment Fund had an average net equity exposure of 55%. The low point was 47% between March and April, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long-stock average allocation = 67.95% • Equity hedge average = 13.37%
• Net equity average exposure = 54.58% • Fixed income average allocation = 14.77%
• Cash equivalents average = 3.91%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed the S&P 500 Index and performed a touch better than the blended benchmark (50% S&P 500/50% Bloomberg Global Aggregate bond index).
• Outside of a short-lived but deep correction between March and April, the S&P 500 posted an impressive +17.60% total return, largely fueled by a handful of mega-cap tech titans, which now account for almost 40% of the index weight. Compared with the S&P 500, the Core Fund faced several headwinds, but its substantially smaller equity allocation was the primary driver of underperformance: Even though the Fund’s stocks matched performance of the S&P 500, only about one-half of that gain passes through to overall return, because the allocation is only 55% of Fund assets. Other unfavorable dynamics were an underweight in the Info Tech equity sector, and the equity hedge, which was employed to minimize risk and volatility.
• Even with much fewer fixed-income assets and a loss in the equity hedge position, the Fund outperformed the 50/50 benchmark. This was entirely due to the Fund’s stock performance, which rivaled the S&P 500’s gain. The playing field is much more level with this benchmark, as the return from equities accounts for only 50% of total return, in line with the Core Fund.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
Since early April, the S&P 500’s sharp upswing has driven many valuations standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• Heavier allocations to stocks from Financials, Materials, and Communication Services sectors outpaced the S&P 500’s related positions. Info Tech exposure was as beneficial as the former three, but due to the Fund’s big underweight, it was only half as additive as the index’s IT gain.
• The top-performing equity groups were Gold, Electronic Manufacturing Services, and Diversified Banks. All three were sizeable allocations in contrast to the S&P 500, which had little to no exposure, making their supersized gains particularly advantageous for the Core Fund.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction. Remarkably, as the stock market surged between April and fiscal year-end, this defensive allocation was not a hefty drag on return.
• Consumer Discretionary and Industrials allocations were net detractors. The prominent losers were stocks associated with concentrations in Homebuilders, Passenger Airlines, and Apparel Retail.
• Fixed-income positions were generally additive across the board, but given their small weight, they had little effect on return. With 20/20 hindsight, the Fund may have benefited from a heavier allocation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	10.83	9.43	7.37
S&P 500 TR	17.60	16.47	15.30
Bloomberg Global Aggregate	2.40	-1.56	1.15
50% S&P 500 / 50% Bloomberg Global Aggregate	9.98	7.31	8.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 566,765,251
Holdings Count | $ / shares	224
Advisory Fees Paid, Amount	$ 4,806,807
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$566,765,251
Number of Holdings	224
Net Advisory Fee	$4,806,807
Portfolio Turnover	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	62.7%
Exchange Traded Funds	4.2%
U.S. Treasury Bills	2.6%
Foreign Government Debt Obligations	2.0%
U.S. Treasury Securities	1.8%
Real Estate Investment Trusts	0.0%
Cash & Other	26.7%

Industry	(%)
Software	6.2%
Health Care Providers & Services	6.0%
Metals & Mining	5.4%
Banks	5.0%
Electronic Equipment, Instruments & Components	4.9%
Interactive Media & Services	4.8%
Diversified Consumer Services	3.7%
Household Durables	3.4%
Capital Markets	3.2%
Cash & Other	57.4%

Top Sectors	(%)
Information Technology	14.5%
Financials	11.9%
Consumer Discretionary	11.9%
Communication Services	9.4%
Health Care	8.2%
Materials	4.6%
Industrials	3.3%
Foreign Government	2.0%
U.S. Government	1.8%
Cash & Other	32.4%
[3]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Institutional
Shareholder Report [Line Items]
Fund Name	Leuthold Global Fund
Class Name	Institutional
Trading Symbol	GLBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$205	1.96%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash traded on global exchanges; it adjusts exposure based on the adviser’s quantitative analysis of the attractiveness of global stock markets.
During the last twelve months ending September 30, 2025, Leuthold Global Fund had an average net equity exposure of 54%. The low point was 46% between March and May, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long Equities average allocation = 67.53% • Developed Market (non-U.S.) Equity average = 47.25%
• Hedged Equity average = 13.31% • U.S. Equity average allocation = 41.75%
• Net Equity average exposure = 54.22% • Emerging Market average equity exposure = 11.00%
• Fixed Income average allocation = 14.95% • Cash Equivalents = 4.21%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed both the MSCI ACWI and the blended benchmark (50% MSCI ACWI/50% Bloomberg Global Aggregate bond index). Although the Fund underperformed the indexes, the return disparity with the 50/50 benchmark was relatively minor; given the asset mix composition, that is the more suitable comparison.
• With about 63% of the MSCI ACWI’s “global” composition invested in U.S. equities, the index performed in lock step with the S&P 500, propelled by mega-cap growth. Despite a substantial underweight to the equity segment and conspicuously less exposure to domestic stocks (42%), on an absolute basis, the Fund’s global equities outperformed the benchmark. The Fund’s strong gains in its stock allocation accounted for just 54% of portfolio assets, on average; therefore, relative to the fully invested benchmark, the Fund’s lower equity exposure was the primary cause of fiscal year  underperformance. To a lesser extent, the equity hedge also detracted from return.
• Although the Fund’s 54% average net equity exposure beat the 50% equity allocation in the blended benchmark, the relative lack of fixed income (15%) versus the 50% position in the comparator was the key detractor to the small performance gap. In a generally good year for fixed income securities, none of the Fund’s holdings materially contributed to return.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
The sharp upswing across global stock markets has driven many valuation standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• A huge overweight in Financials stocks was the Fund’s major driver of gains among equity exposure. The biggest contributors were Developed Diversified Banks, Investment Banking, P&C Insurance, and Reinsurance. These positions performed well enough to more than offset the benchmark’s advantage from its sizable concentration in the surging Info Tech stocks.
• Consumer Discretionary groups combined for the second-best results in the Fund’s equity exposure and nicely outdid the ACWI’s related sector position. Communication Services and Industrials holdings were similarly additive to return, performing on par with the benchmark’s allocations. Groups driving these gains included Auto Components, Retailers, Telecommunications, Consumer Services, Transportation Infrastructure, and Airlines.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction and minimizing volatility overall. Impressively, as the stock market maintained strong momentum from the prior year, the overall loss from this defensive allocation did not meaningfully detract from return.
• Fixed-income holdings were generally additive across the board, but given their small weight, they had little effect on return. In retrospect, the Fund may have benefited from a heavier allocation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	9.05	7.50	4.97
MSCI ACWI Net Total Return Index (USD)	17.27	13.54	11.91
Bloomberg Global Aggregate	2.40	-1.56	1.15
50% MSCI ACWI / 50% BBG Global Agg	9.73	5.90	6.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 19,351,935
Holdings Count | $ / shares	257
Advisory Fees Paid, Amount	$ 106,989
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$19,351,935
Number of Holdings	257
Net Advisory Fee	$106,989
Portfolio Turnover	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	68.2%
U.S. Treasury Securities	2.6%
U.S. Treasury Bills	2.6%
Foreign Government Debt Obligations	2.1%
Real Estate Investment Trusts - Common	-0.1%
Exchange Traded Funds	-0.5%
Cash & Other	25.1%

Industry	(%)
Insurance	9.9%
Banks	9.3%
Capital Markets	6.5%
Wireless Telecommunication Services	5.7%
Automobile Components	4.2%
Diversified Consumer Services	4.1%
Passenger Airlines	4.0%
Broadline Retail	3.6%
Transportation Infrastructure	3.5%
Cash & Other	49.2%

Top Sectors	(%)
Financials	25.6%
Consumer Discretionary	12.2%
Industrials	9.2%
Information Technology	8.3%
Communication Services	8.0%
Energy	3.1%
Utilities	2.8%
Public Administration	2.6%
Government	2.1%
Cash & Other	26.1%
[4]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Global Fund
Class Name	Retail
Trading Symbol	GLBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$231	2.21%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash traded on global exchanges; it adjusts exposure based on the adviser’s quantitative analysis of the attractiveness of global stock markets.
During the last twelve months ending September 30, 2025, Leuthold Global Fund had an average net equity exposure of 54%. The low point was 46% between March and May, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long Equities average allocation = 67.53% • Developed Market (non-U.S.) Equity average = 47.25%
• Hedged Equity average = 13.31% • U.S. Equity average allocation = 41.75%
• Net Equity average exposure = 54.22% • Emerging Market average equity exposure = 11.00%
• Fixed Income average allocation = 14.95% • Cash Equivalents = 4.21%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed both the MSCI ACWI and the blended benchmark (50% MSCI ACWI/50% Bloomberg Global Aggregate bond index). Although the Fund underperformed the indexes, the return disparity with the 50/50 benchmark was relatively minor; given the asset mix composition, that is the more suitable comparison.
• With about 63% of the MSCI ACWI’s “global” composition invested in U.S. equities, the index performed in lock step with the S&P 500, propelled by mega-cap growth. Despite a substantial underweight to the equity segment and conspicuously less exposure to domestic stocks (42%), on an absolute basis, the Fund’s global equities outperformed the benchmark. The Fund’s strong gains in its stock allocation accounted for just 54% of portfolio assets, on average; therefore, relative to the fully invested benchmark, the Fund’s lower equity exposure was the primary cause of fiscal year  underperformance. To a lesser extent, the equity hedge also detracted from return.
• Although the Fund’s 54% average net equity exposure beat the 50% equity allocation in the blended benchmark, the relative lack of fixed income (15%) versus the 50% position in the comparator was the key detractor to the small performance gap. In a generally good year for fixed income securities, none of the Fund’s holdings materially contributed to return.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
The sharp upswing across global stock markets has driven many valuation standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• A huge overweight in Financials stocks was the Fund’s major driver of gains among equity exposure. The biggest contributors were Developed Diversified Banks, Investment Banking, P&C Insurance, and Reinsurance. These positions performed well enough to more than offset the benchmark’s advantage from its sizable concentration in the surging Info Tech stocks.
• Consumer Discretionary groups combined for the second-best results in the Fund’s equity exposure and nicely outdid the ACWI’s related sector position. Communication Services and Industrials holdings were similarly additive to return, performing on par with the benchmark’s allocations. Groups driving these gains included Auto Components, Retailers, Telecommunications, Consumer Services, Transportation Infrastructure, and Airlines.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction and minimizing volatility overall. Impressively, as the stock market maintained strong momentum from the prior year, the overall loss from this defensive allocation did not meaningfully detract from return.
• Fixed-income holdings were generally additive across the board, but given their small weight, they had little effect on return. In retrospect, the Fund may have benefited from a heavier allocation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	8.64	7.34	4.76
MSCI ACWI Net Total Return Index (USD)	17.27	13.54	11.91
Bloomberg Global Aggregate	2.40	-1.56	1.15
50% MSCI ACWI / 50% BBG Global Agg	9.73	5.90	6.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 19,351,935
Holdings Count | $ / shares	257
Advisory Fees Paid, Amount	$ 106,989
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$19,351,935
Number of Holdings	257
Net Advisory Fee	$106,989
Portfolio Turnover	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	68.2%
U.S. Treasury Securities	2.6%
U.S. Treasury Bills	2.6%
Foreign Government Debt Obligations	2.1%
Real Estate Investment Trusts - Common	-0.1%
Exchange Traded Funds	-0.5%
Cash & Other	25.1%

Industry	(%)
Insurance	9.9%
Banks	9.3%
Capital Markets	6.5%
Wireless Telecommunication Services	5.7%
Automobile Components	4.2%
Diversified Consumer Services	4.1%
Passenger Airlines	4.0%
Broadline Retail	3.6%
Transportation Infrastructure	3.5%
Cash & Other	49.2%

Top Sectors	(%)
Financials	25.6%
Consumer Discretionary	12.2%
Industrials	9.2%
Information Technology	8.3%
Communication Services	8.0%
Energy	3.1%
Utilities	2.8%
Public Administration	2.6%
Government	2.1%
Cash & Other	26.1%
[5]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Grizzly Short Fund
Class Name	Retail
Trading Symbol	GRZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Grizzly Short Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$292	3.00%

Expenses Paid, Amount	$ 292
Expense Ratio, Percent	3.00%
Factors Affecting Performance [Text Block]
POSITIONING
The Fund targets 100% exposure to stocks sold short as a means to profit from segments of the equity market that appear vulnerable to price declines. This is an unleveraged, actively managed portfolio.
Over the last year, the largest portfolio exposures were stocks from the Industrials, Financials, Consumer Discretionary, and Info Tech sectors. Relative to the S&P 500, the Fund had much larger weights in both Industrials and Materials, and notably smaller equity exposure to Info Tech, Communications, and Health Care.
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
Leuthold Grizzly Short Fund performance was substantially better than the inverse S&P 500 Index.
• The S&P 500’s cash cow—huge concentration to a handful of mega-cap Technology names—was detrimental to the benchmark’s inverse performance, but a key relative advantage for the Grizzly Fund, which had comparatively minimal Info Tech exposure.
• The Fund further profited from absolute gains in Consumer Staples and Materials stock holdings.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
The Grizzly Short Fund outperformed the benchmark in 10 of the last 12 months. The best three-month period was from July through September, during which the Fund outperformed the inverse S&P 500 by over 6%.
• The Fund’s weight in Technology stocks was one-fourth that of the index’s exposure and the most striking positive influence on relative return. The Grizzly Fund’s IT equities outperformed, suffering just one-third of the loss faced by the benchmark’s holdings.
• The two subsets that provided absolute gains were Consumer Staples and Materials stocks. Both far exceeded the inverse results of the S&P 500. Specific equity groups contributing to the upside from these positions were Personal Care Products, Distillers & Vintners, Household Products, Specialty & Commodity Chemicals, and Paper Packaging.
• Despite one-half the exposure to Health Care stocks, the Fund’s allocation to the sub-industry of Life Sciences Tools & Services provided strong results, nearly rivaling the index’s more expansive holdings.
• On the whole, versus the index, portfolio holdings from the Energy sector were a net detractor to return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	-5.12	-10.33	-14.94
S&P 500 TR	17.60	16.47	15.30
S&P MidCap 400 Total Return Index	6.13	13.61	10.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 34,794,220
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 529,203
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$34,794,220
Number of Holdings	110
Net Advisory Fee	$529,203
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of September 30, 2025)

Security Type	(%)*
U.S. Treasury Bills	17.2%
Real Estate Investment Trusts	-1.5%
Exchange Traded Funds	-23.5%
Common Stocks	-69.0%
Cash & Other	176.8%

Industry	(%)**
Capital Markets	6.8%
Chemcials	5.7%
Insurance	5.3%
Professional Services	4.2%
Hotels, Restaurants, & Leisure	3.9%
Machinery	3.6%
Ground Transportation	3.4%
Software	3.3%
Oil, Gas, & Consumable Fuels	3.2%
Cash & Other	60.6%

Top Sectors	(%)**
Industrials	19.1%
Financials	14.9%
Materials	7.4%
Consumer Discretionary	6.9%
Information Technology	5.6%
Consumer Staples	5.4%
Health Care	4.5%
Energy	3.2%
Utilities	2.0%
Cash & Other	31.0%
[6],[7]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Leuthold Select Industries ETF
Shareholder Report [Line Items]
Fund Name	Leuthold Select Industries ETF
Class Name	Leuthold Select Industries ETF
Trading Symbol	LST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leuthold Select Industries ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leuthold Select Industries ETF	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
POSITIONING
The Fund targets 100% exposure to equity securities; its eligible stock universe includes companies of all sizes and industries. The selection process is quantitative and disciplined.
The largest sector allocation was Financials, which was nearly twice the weight of the S&P 500’s position; Materials exposure was nearly three times that of the index, and Communication Services was one-and-a-half times the benchmark weight.
Information Technology was the Fund’s second-largest allocation, but a conspicuous underweight relative to the S&P 500’s outsized concentration.
Select Industries’ lack of exposure to Energy, Real Estate, and Consumer Staples stocks was value-added, as those sectors were relative laggards.
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund marginally trailed the S&P 500 Index and substantially outperformed the S&P Midcap 400.
• A larger allocation to stocks from the Informaon Technology sector would have undoubtedly closed the slight performance gap between Select Industries and the S&P 500. Nonetheless, the lower IT weight was a constructive characteristic in early 2025, helping reduce volatility and minimize losses when the stock market dropped nearly 20%.
• Outperformance versus the S&P Midcap 400 was due to the Fund’s disciplined process to identify and invest in a limited number of industry groups with the most appealing attributes for stock market leadership. The Fund’s actively managed composition explicitly excludes equity groups with discouraging performance trends in the given environment—an advantage over passive funds, which cannot selectively omit underperforming or poorly positioned equities.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
During the first three months of the fiscal year (October-December 2024), the Select Industries ETF largely underperformed both the S&P 500 and the S&P Midcap 400. In early 2025, as the stock market took a dive, Select Industries’ concentrated equity themes considerably outperformed the benchmark losses, and continued to outpace through fiscal year-end.
• Heavier allocations to stocks in Financials, Materials, and Communication Services stocks bested the S&P 500’s related positions. Info Tech exposure was as beneficial as the former three, but due to the Fund’s relative underweight, it was only half as additive as the index’s IT gain.
• Although the Fund’s Health Care exposure was somewhat lighter relative to the S&P 500, its specific concentrations performed far better.
• The leading equity themes behind Select Industries’ upside were spread across a range of sectors and were notably larger portfolio weights than in the S&P 500: Gold, Electronic Manufacturing Services, Diversified Banks, Health Care Distributors, Movies & Entertainment, Investment Banks, Education
Services, and Construction & Engineering.
• Consumer Discretionary and Industrials equities were net detractors. The prominent losers were stocks associated with concentrations in Homebuilders, Passenger Airlines, and Apparel Retail.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Leuthold Select Industries ETF NAV	16.02	15.81	12.20
S&P 500 TR	17.60	16.47	15.30
S&P MidCap 400 Total Return Index	6.13	13.61	10.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://funds.leutholdgroup.com for more recent performance information.
Net Assets	$ 441,071,930,000
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$44,107,193
Number of Holdings	102
Net Advisory Fee	$0
Portfolio Turnover	129%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	97.6%
Cash & Other	2.4%

Industry	(%)
Health Care Providers & Services	8.6%
Software	8.5%
Banks	7.6%
Electronic Equipment, Instruments & Components	7.2%
Capital Markets	6.6%
Interactive Media & Services	6.0%
Automobile Components	5.8%
Diversified Consumer Services	5.6%
Communications Equipment	5.6%
Cash & Other	38.5%

Top Sectors	(%)
Information Technology	22.2%
Financials	20.9%
Consumer Discretionary	15.2%
Communication Services	12.6%
Health Care	12.6%
Industrials	8.8%
Materials	5.3%
Cash & Other	2.4%
[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 17, 2025, the Fund experienced the following changes:
1) The Fund’s Adviser contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.65% of its average daily net assets. Prior to January 17, 2025, this rate was 1.50% of average daily net assets.
2) The Fund entered into an investment advisory agreement with the Fund’s Adviser whereby the Adviser in entitled to receive a fee of 0.50% of its average daily net assets for managing the Fund’s investments. Prior to January 17, 2025, this rate was 1.00% of average daily net assets.
3) The Fund converted from a mutual fund to an exchange-traded fund (ETF) that is listed and traded on NYSE Arca, Inc..

Updated Prospectus Web Address	https://funds.leutholdgroup.com

[1]
*	Percentages are stated as a percent of net assets.

[2]
*	Percentages are stated as a percent of net assets and netted with short positions.

[3]
*	Percentages are stated as a percent of net assets and netted with short positions.

[4]
*	Percentages are stated as a percent of net assets and netted with short positions.

[5]
*	Percentages are stated as a percent of net assets and netted with short positions.

[6]
**	Percentages are stated as a percent of net assets, based on absolute values of holdings.

[7]
*	Percentages are stated as a percent of net assets and netted with short positions.

[8]
*	Percentages are stated as a percent of net assets.